Federated Intermediate Corporate Bond Fund
Federated Short-Term Income Fund
PORTFOLIOS OF FEDERATED INCOME SECURITIES TRUST

Federated Government Income Securities, Inc.
-----------------------------------------------------------------------------
Supplement to the current Statements of Additional Information


The following changes are effective February 1, 2005.

Under the section entitled "Determining the Market Value of Securities?" please add the following as the second bullet point:

o for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;



Under the same section, please add "other" as the second word in the third bullet point.





                                                               December 10, 2004


Cusip 313912206
Cusip 313912305
Cusip 313912404
Cusip 313912107
Cusip 31420C407
Cusip 31420C506
Cusip 31420C209
Cusip 31420C308
Cusip 31420C795
Cusip 31020C787

_________(12/04)
















Federated Fund for U.S. Government Securities
A PORTFOLIO OF FEDERATED INCOME SECURITIES TRUST

Federated Government Ultrashort Duration Fund
A PORTFOLIO OF FEDERATED INSTITUTIONAL TRUST

Federated Adjustable Rate Securities Fund

Federated GNMA Trust

Federated Income Trust

Federated Limited Duration Government Fund, Inc.

Federated Total Return Government Bond Fund

-----------------------------------------------------------------------------
Supplement to the current Statements of Additional Information


The following changes are effective February 1, 2005.

Under the section entitled "Determining the Market Value of Securities?" please add the following as the first bullet point:

o for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;



Under the same section, please add "other" as the second word in the second bullet point.



                                                               December 10, 2004

Cusip 31420C704
Cusip 31420C803
Cusip 31420C886
Cusip 31420B102
Cusip 31420B201
Cusip 31420B409
Cusip 314082207
Cusip 314082108
Cusip 314184201
Cusip 314184102
Cusip 314199209
Cusip 314199100
Cusip 314213208
Cusip 314213109
Cusip 31428S206
Cusip 31428S107
_________(12/04)










Federated Intermediate Corporate Bond Fund
Federated Fund for U.S. Government Securities
Federated Short-Term Income Fund
PORTFOLIOS OF FEDERATED INCOME SECURITIES TRUST

Federated Government Ultrashort Duration Fund
A PORTFOLIO OF FEDERATED INSTITUTIONAL TRUST

Federated Intermediate Municipal Trust
A PORTFOLIO OF INTERMEDIATE MUNICIPAL TRUST

Federated California Municipal Income Fund
Federated New York Municipal Income Fund
Federated North Carolina Municipal Income Fund
Federated Pennsylvania Municipal Income Fund
Federated Ohio Municipal Income Fund
Federated Vermont Municipal Income Fund
PORTFOLIOS OF FEDERATED MUNICIPAL SECURITIES INCOME TRUST

Federated Adjustable Rate Securities Fund

Federated GNMA Trust

Federated Government Income Securities, Inc.

Federated Income Trust

Federated Limited Duration Government Fund, Inc.

Federated Municipal High Yield Advantage Fund, Inc.

Federated Short-Term Municipal Trust

Federated Total Return Government Bond Fund


------------------------------------------------------------------------------
Supplement to the current Prospectuses


The following changes are effective February 1, 2005.

Under the section entitled "What Do Shares Cost?" please delete the following sentence:

     The Fund generally values fixed-income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

and replace with the following:

     The Fund generally values fixed income securities according to prices furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For other fixed income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities.



                                                               December 10, 2004


Cusip 314082207         Cusip 313910309
Cusip 314082108         Cusip 313910408
Cusip 314184201         Cusip 313910101
Cusip 314184102         Cusip 313923104
Cusip 313912206         Cusip 313923203
Cusip 313912305         Cusip 313923401
Cusip 313912404         Cusip 313923880
Cusip 313912107         Cusip 313923500
Cusip 31420C407         Cusip 313923708
Cusip 31420C506         Cusip 313923807
Cusip 31420C209         Cusip 313923609
Cusip 31420C308         Cusip 313923302
Cusip 31420C795         Cusip 313923872
Cusip 31420C787         Cusip 313907107
Cusip 31420C704         Cusip 313907206
Cusip 31420C803         Cusip 31428S206
Cusip 31420C886         Cusip 31428S107
Cusip 31420B201         Cusip 458810108
Cusip 31420B409         Cusip 458810603
Cusip 314213208         Cusip 314199209
Cusip 314213109         Cusip 314199100
Cusip 313910200         Cusip 31420B102

31642 (12/04)